Segment Information	12 Months Ended
Dec. 31, 2020
Disclosure of Segment Information [Abstract]
SEGMENT INFORMATION

5. SEGMENT INFORMATION

Telesat operates in a single operating segment, in which it provides satellite-based services to its broadcast, enterprise and consulting customers around the world.

The Company derives revenue from the following services:

Broadcast — Direct-to-home television, video distribution and contribution, and occasional use services.

Enterprise — Telecommunication carrier and integrator, government, consumer broadband, resource, maritime and aeronautical, retail and satellite operator services.

Consulting and other — Consulting services related to space and earth segments, government studies, satellite control services, and research and development.

Revenue derived from the above services were as follows:

Years ended December 31,	2020	2019	2018
Broadcast	$411,407	$444,478	$455,125
Enterprise	389,696	444,732	428,226
Consulting and other	19,365	21,683	19,581
Revenue	$820,468	$910,893	$902,932

Equipment sales included within the various services were as follows:

Years ended December 31,	2020	2019	2018
Broadcast	$1,300	$233	$315
Enterprise	13,693	8,323	23,639
Total equipment sales	$14,993	$8,556	$23,954

Geographic Information

Revenue by geographic regions was based on the point of origin of the revenue, which was the destination of the billing invoice, and was allocated as follows:

Years ended December 31,	2020	2019	2018
Canada	$362,939	$395,235	$417,692
United States	307,433	329,634	318,779
Europe, Middle East & Africa	44,710	50,911	61,317
Latin America & Caribbean	64,024	73,120	75,011
Asia & Australia	41,362	61,993	30,133
Revenue	$820,468	$910,893	$902,932

For disclosure purposes, the satellites and the intangible assets have been classified based on ownership. Satellites, property and other equipment and intangible assets by geographic regions were allocated as follows:

As at December 31,	2020	2019
Canada	$624,303	$682,518
Europe, Middle East & Africa	619,959	685,562
United States	71,659	88,360
All others	2,605	2,493
Satellites, property and other equipment	$1,318,526	$1,458,933

As at December 31,	2020	2019
Canada	$718,880	$733,880
United States	38,448	39,395
Latin America & Caribbean	15,114	21,908
All others	6,748	7,608
Intangible assets	$779,190	$802,791

Other long-term assets by geographic regions were allocated as follows:

As at December 31	2020	2019
Canada	$9,470	$7,624
Europe, Middle East & Africa	452	640
Other long-term assets	$9,922	$8,264

Goodwill was not allocated to geographic regions.

Major Customers

For the year ended December 31, 2020, there were two significant customers (for the years ended December 31, 2019 and 2018 – three customers) each representing more than 10% of consolidated revenue.